UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21686

Exact name of registrant as specified in charter:	Oppenheimer Portfolio Series on behalf of
Active Allocation Fund,
Conservative Investor Fund,
Equity Investor Fund and
Moderate Investor Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	1/31

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21686
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer Portfolio Series

============= Oppenheimer Portfolio Series: Active Allocation Fund =============

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Ticker:  OSCIX                Security ID:  68380U605
Meeting Date: MAR 11, 2016    Meeting Type:  SPECIAL
Record Date:  DEC 7, 2015

#     Proposal                                 Mgt Rec   Vote Cast   Sponsor
1     Approve Amended Advisory Agreement       For       For         Management
      between the Fund and OFI Global
      Asset Management, Inc.

--------------------------------------------------------------------------------

TIME INC.

Ticker:       TIME           Security ID:  887228104
Meeting Date: JUN 07, 2016   Meeting Type: Annual
Record Date:  APR 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Joseph A. Ripp           For       For          Management
1b    Elect Director David A. Bell            For       For          Management
1c    Elect Director John M. Fahey, Jr.       For       For          Management
1d    Elect Director Manuel A. Fernandez      For       For          Management
1e    Elect Director Dennis J. FitzSimons     For       For          Management
1f    Elect Director Betsy D. Holden          For       For          Management
1g    Elect Director Kay Koplovitz            For       For          Management
1h    Elect Director J. Randall MacDonald     For       For          Management
1i    Elect Director Ronald S. Rolfe          For       For          Management
1j    Elect Director Howard Stringer          For       For          Management
1k    Elect Director Michael P. Zeisser       For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management

--------------------------------------------------------------------------------

TIME WARNER INC.

Ticker:       TWX            Security ID:  887317303
Meeting Date: JUN 17, 2016   Meeting Type: Annual
Record Date:  APR 20, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James L. Barksdale       For       For          Management
1.2   Elect Director William P. Barr          For       For          Management
1.3   Elect Director Jeffrey L. Bewkes        For       For          Management
1.4   Elect Director Stephen F. Bollenbach    For       For          Management
1.5   Elect Director Robert C. Clark          For       For          Management
1.6   Elect Director Mathias Dopfner          For       For          Management
1.7   Elect Director Jessica P. Einhorn       For       For          Management
1.8   Elect Director Carlos M. Gutierrez      For       For          Management
1.9   Elect Director Fred Hassan              For       For          Management
1.10  Elect Director Paul D. Wachter          For       For          Management
1.11  Elect Director Deborah C. Wright        For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

=========== Oppenheimer Portfolio Series: Conservative Investor Fund ===========

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Ticker:  OSCIX                Security ID:  68380U605
Meeting Date: MAR 11, 2016    Meeting Type:  SPECIAL
Record Date:  DEC 7, 2015

#     Proposal                                 Mgt Rec   Vote Cast   Sponsor
1     Approve Amended Advisory Agreement       For       For         Management
      between the Fund and OFI Global
      Asset Management, Inc.

============== Oppenheimer Portfolio Series: Equity Investor Fund ==============

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Ticker:  OSCIX                Security ID:  68380U605
Meeting Date: MAR 11, 2016    Meeting Type:  SPECIAL
Record Date:  DEC 7, 2015

#     Proposal                                 Mgt Rec   Vote Cast   Sponsor
1     Approve Amended Advisory Agreement       For       For         Management
      between the Fund and OFI Global
      Asset Management, Inc.

============= Oppenheimer Portfolio Series: Moderate Investor Fund =============

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Ticker:  OSCIX                Security ID:  68380U605
Meeting Date: MAR 11, 2016    Meeting Type:  SPECIAL
Record Date:  DEC 7, 2015

#     Proposal                                 Mgt Rec   Vote Cast   Sponsor
1     Approve Amended Advisory Agreement       For       For         Management
      between the Fund and OFI Global
      Asset Management, Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Portfolio Series on behalf of
Active Allocation Fund,
Conservative Investor Fund,
Equity Investor Fund and
Moderate Investor Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 31, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact